Warrants reserve (Details 1)	9 Months Ended
May 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants | shares	41,970,074
Exercise price | $ / shares
Convertible Debenture Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	3,002,037
Exercise price | $ / shares	$ 1.2125
Warrants outstanding expiry date	Jul. 27, 2023
Private Placement Financing Warrants December 232020 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	2,777,268
Exercise price | $ / shares	$ 1.50
Warrants outstanding expiry date	Dec. 23, 2023
Private Placement Financing Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	16,461,539
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Broker Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	1,152,307
Exercise price | $ / shares	$ 0.80
Warrants outstanding expiry date	Feb. 11, 2026
Private Placement Financing Warrants January 262022 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	17,948,718
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027
Private Placement Financing Placement Agent Warrants January 262022 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	628,205
Exercise price | $ / shares	$ 0.44
Warrants outstanding expiry date	Jan. 26, 2027